GOODWILL AND INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 22,929	$ 22,929
Accumulated amortization	15,367	12,742
Net book value	7,562	10,187
Amortization of intangible assets	2,625	2,613	$ 2,561
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	12,305	12,305
Accumulated amortization	8,350	6,592
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	5,191	5,191
Accumulated amortization	3,511	2,644
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	3,506	3,506
Accumulated amortization	3,506	3,506
IPR&D [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	1,927	1,927
Accumulated amortization